Taxation - Schedule of Deferred Tax Assets (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets:
Net operating loss carried forward	$ 679,992	$ 590,581
Inventory provision allowance	60,912	59,949
Total deferred tax assets	740,904	650,530
Valuation allowance	(69,585)	(91,847)	$ (121,016)
Deferred tax assets, net	$ 671,319	$ 558,683